Cash and cash equivalents - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Restricted cash	€ 0	€ 2,898,000	€ 40,000.00
Amended debt financing agreement due 2028
Disclosure Of Cash And Cash Equivalents [Line Items]
Financial covenant, minimum cash requirement	€ 35,000,000